Leases - Summary of Components of Right of Use Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Leases [Line Items]
Opening balance	kr 6,487
Depreciations	(2,051)	kr (2,179)
Closing balance	6,738	6,487
Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	18,176	17,072
Additions	3,200	2,560
Balances regarding acquired/divested business	(476)	(31)
Terminations	(2,029)	(2,064)
Translation differences	(1,631)	639
Closing balance	17,240	18,176
Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(10,678)	(9,853)
Depreciations	(2,051)	(2,179)
Balances regarding acquired/divested business	342	31
Terminations	1,351	1,673
Translation differences	957	(350)
Closing balance	(10,079)	(10,678)
Accumulated impairment losses [member]
Disclosure Of Leases [Line Items]
Opening balance	(590)	(514)
Impairment losses	(21)	(99)
Terminations	127	47
Translation differences	61	(24)
Closing balance	(423)	(590)
Financial sublease [member]
Disclosure Of Leases [Line Items]
Opening balance	(421)	(385)
Derecognition for sublease	412	0
Translation differences	9	(36)
Closing balance	0	(421)
Real estate [Member]
Disclosure Of Leases [Line Items]
Opening balance	6,123
Closing balance	6,337	6,123
Real estate [Member] | Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	17,079	16,003
Additions	2,900	2,295
Balances regarding acquired/divested business	(368)	(31)
Terminations	(1,608)	(1,794)
Translation differences	(1,556)	606
Closing balance	16,447	17,079
Real estate [Member] | Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(10,006)	(9,180)
Depreciations	(1,825)	(1,950)
Balances regarding acquired/divested business	234	31
Terminations	1,001	1,421
Translation differences	909	(328)
Closing balance	(9,687)	(10,006)
Real estate [Member] | Accumulated impairment losses [member]
Disclosure Of Leases [Line Items]
Opening balance	(529)	(453)
Impairment losses	(21)	(99)
Terminations	66	47
Translation differences	61	(24)
Closing balance	(423)	(529)
Real estate [Member] | Financial sublease [member]
Disclosure Of Leases [Line Items]
Opening balance	(421)	(385)
Derecognition for sublease	412	0
Translation differences	9	(36)
Closing balance	0	(421)
Vehicles [member]
Disclosure Of Leases [Line Items]
Opening balance	344
Closing balance	400	344
Vehicles [member] | Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	786	769
Additions	300	265
Balances regarding acquired/divested business	0	0
Terminations	(237)	(270)
Translation differences	(57)	22
Closing balance	792	786
Vehicles [member] | Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(442)	(489)
Depreciations	(208)	(190)
Balances regarding acquired/divested business	0	0
Terminations	227	252
Translation differences	31	(15)
Closing balance	(392)	(442)
Vehicles [member] | Accumulated impairment losses [member]
Disclosure Of Leases [Line Items]
Opening balance	0	0
Impairment losses	0	0
Terminations	0	0
Translation differences	0	0
Closing balance	0	0
Vehicles [member] | Financial sublease [member]
Disclosure Of Leases [Line Items]
Opening balance	0	0
Derecognition for sublease	0	0
Translation differences	0	0
Closing balance	0	0
Other [member]
Disclosure Of Leases [Line Items]
Opening balance	20
Closing balance	1	20
Other [member] | Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	311	300
Additions	0	0
Balances regarding acquired/divested business	(108)	0
Terminations	(184)	0
Translation differences	(18)	11
Closing balance	1	311
Other [member] | Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(230)	(184)
Depreciations	(18)	(39)
Balances regarding acquired/divested business	108	0
Terminations	123	0
Translation differences	17	(7)
Closing balance	0	(230)
Other [member] | Accumulated impairment losses [member]
Disclosure Of Leases [Line Items]
Opening balance	(61)	(61)
Impairment losses	0	0
Terminations	61	0
Translation differences	0	0
Closing balance	0	(61)
Other [member] | Financial sublease [member]
Disclosure Of Leases [Line Items]
Opening balance	0	0
Derecognition for sublease	0	0
Translation differences	0	0
Closing balance	kr 0	kr 0